Commitments and Contingencies - Summary of Commitments to Purchase Mineral Stream (Detail)				12 Months Ended
		Nov. 15, 2023	May 16, 2023	Dec. 31, 2023 $ / oz	Feb. 08, 2022	Jan. 26, 2022	Jan. 17, 2022
Penasquito [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				25.00%
Per Ounce Cash Payment				4.5
Term of Agreement				Life of Mine
Date of Original Contract				Jul. 24, 2007
Constancia [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				50.00%
Per Ounce Cash Payment				420
Term of Agreement				Life of Mine
Date of Original Contract				Aug. 08, 2012
Constancia [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				100.00%
Per Ounce Cash Payment				6.2
Term of Agreement				Life of Mine
Date of Original Contract				Aug. 08, 2012
Salobo [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement				90-day
Salobo [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				75.00%
Per Ounce Cash Payment				425
Term of Agreement				Life of Mine
Date of Original Contract				Feb. 28, 2013
Sudbury [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				70.00%
Per Ounce Cash Payment				400
Term of Agreement				20 years
Date of Original Contract				Feb. 28, 2013
Antamina [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				20.00%
Percentage of production to be purchased				33.75%
Term of Agreement				Life of Mine
Date of Original Contract				Nov. 03, 2015
San Dimas [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased, description	[1]			variable
Percentage of production to be purchased				25.00%
Per Ounce Cash Payment				631
Term of Agreement				Life of Mine
Date of Original Contract				May 10, 2018
Stillwater [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				18.00%
Percentage of production to be purchased				100.00%
Term of Agreement				Life of Mine
Date of Original Contract				Jul. 16, 2018
Stillwater [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				18.00%
Percentage of production to be purchased				4.50%
Term of Agreement				Life of Mine
Date of Original Contract				Jul. 16, 2018
Voisey's Bay [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per pound cash payment as percentage of the per pound price received related to metal delivered				18.00%
Percentage of production to be purchased				42.40%
Term of Agreement				Life of Mine
Date of Original Contract				Jun. 11, 2018
Marathon [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				18.00%
Percentage of production to be purchased				100.00%		100.00%
Term of Agreement				Life of Mine
Date of Original Contract				Jan. 26, 2022
Marathon [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				18.00%
Percentage of production to be purchased				22.00%		22.00%
Term of Agreement				Life of Mine
Date of Original Contract				Jan. 26, 2022
Los Filos [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				100.00%
Per Ounce Cash Payment				4.68
Term of Agreement				25 years
Date of Original Contract				Oct. 15, 2004
Zinkgruvan [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				100.00%
Per Ounce Cash Payment				4.68
Term of Agreement				Life of Mine
Date of Original Contract				Dec. 08, 2004
Stratoni [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				100.00%
Per Ounce Cash Payment				11.54
Term of Agreement				Life of Mine
Date of Original Contract				Apr. 23, 2007
Neves-Corvo [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				100.00%
Per Ounce Cash Payment				4.46
Term of Agreement				50 years
Date of Original Contract				Jun. 05, 2007
Aljustrel [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				50.00%
Percentage of production to be purchased				100.00%
Term of Agreement				50 years
Date of Original Contract				Jun. 05, 2007
Minto [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				50.00%
Percentage of production to be purchased				100.00%
Term of Agreement				Life of Mine
Date of Original Contract				Nov. 20, 2008
Minto [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				100.00%
Per Ounce Cash Payment				4.39
Term of Agreement				Life of Mine
Date of Original Contract				Nov. 20, 2008
Pascua-Lama [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				25.00%
Per Ounce Cash Payment				3.9
Term of Agreement				Life of Mine
Date of Original Contract				Sep. 08, 2009
Copper World [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				100.00%
Per Ounce Cash Payment				450
Term of Agreement				Life of Mine
Date of Original Contract				Feb. 10, 2010
Copper World [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				100.00%
Per Ounce Cash Payment				3.9
Term of Agreement				Life of Mine
Date of Original Contract				Feb. 10, 2010
Loma de La Plata [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				12.50%
Per Ounce Cash Payment				4
Term of Agreement				Life of Mine
Marmato [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				18.00%
Percentage of production to be purchased				10.50%
Term of Agreement				Life of Mine
Date of Original Contract				Nov. 05, 2020
Marmato [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				18.00%
Percentage of production to be purchased				100.00%
Term of Agreement				Life of Mine
Date of Original Contract				Nov. 05, 2020
Cozamin [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				10.00%
Percentage of production to be purchased				50.00%
Term of Agreement				Life of Mine
Date of Original Contract				Dec. 11, 2020
Santo Domingo [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				18.00%
Percentage of production to be purchased				100.00%
Term of Agreement				Life of Mine
Date of Original Contract				Mar. 24, 2021
Fenix [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				18.00%
Percentage of production to be purchased				6.00%
Term of Agreement				Life of Mine
Date of Original Contract				Nov. 15, 2021
Black Water [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				35.00%
Percentage of production to be purchased				8.00%
Term of Agreement				Life of Mine
Date of Original Contract				Dec. 13, 2021
Black Water [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				18.00%
Percentage of production to be purchased				50.00%
Term of Agreement				Life of Mine
Date of Original Contract				Dec. 13, 2021
Curipamba [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				18.00%
Percentage of production to be purchased				50.00%			50.00%
Term of Agreement				Life of Mine
Date of Original Contract				Jan. 17, 2022
Curipamba [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				18.00%
Percentage of production to be purchased				75.00%			75.00%
Term of Agreement				Life of Mine
Date of Original Contract				Jan. 17, 2022
Goose [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				18.00%
Percentage of production to be purchased				2.78%	4.15%
Term of Agreement				Life of Mine
Date of Original Contract				Feb. 08, 2022
Cangrejos [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%	18.00%
Percentage of production to be purchased				6.60%
Term of Agreement				Life of Mine
Date of Original Contract				May 16, 2023
Mineral Park [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				18.00%
Percentage of production to be purchased				100.00%
Term of Agreement				Life of Mine
Date of Original Contract				Oct. 24, 2023
Platreef [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				62.50%
Per Ounce Cash Payment		100		100
Term of Agreement				Life of Mine
Date of Original Contract				Dec. 07, 2021
Platreef [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				30.00%
Percentage of production to be purchased				5.25%
Term of Agreement				Life of Mine
Date of Original Contract				Dec. 07, 2021
Platreef [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				30.00%
Percentage of production to be purchased				5.25%
Term of Agreement				Life of Mine
Date of Original Contract				Dec. 07, 2021
Curraghinalt [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%		18.00%
Percentage of production to be purchased				3.05%
Term of Agreement				Life of Mine
Date of Original Contract				Nov. 15, 2023
Kudz Ze Kayah [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				20.00%
Percentage of production to be purchased				6.875%
Term of Agreement				Life of Mine
Date of Original Contract				Dec. 22, 2021
Kudz Ze Kayah [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				20.00%
Percentage of production to be purchased				6.875%
Term of Agreement				Life of Mine
Date of Original Contract				Dec. 22, 2021
Toroparu [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				10.00%
Per Ounce Cash Payment				400
Term of Agreement				Life of Mine
Date of Original Contract				Nov. 11, 2013
Toroparu [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				50.00%
Per Ounce Cash Payment				3.9
Term of Agreement				Life of Mine
Date of Original Contract				Nov. 11, 2013
Cotabambas [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				25.00%
Per Ounce Cash Payment				450
Term of Agreement				Life of Mine
Date of Original Contract				Mar. 21, 2016
Cotabambas [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased				100.00%
Per Ounce Cash Payment				5.9
Term of Agreement				Life of Mine
Date of Original Contract				Mar. 21, 2016
Kutcho [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				20.00%
Percentage of production to be purchased				100.00%
Term of Agreement				Life of Mine
Date of Original Contract				Dec. 14, 2017
Kutcho [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered				20.00%
Percentage of production to be purchased				100.00%
Term of Agreement				Life of Mine
Date of Original Contract				Dec. 14, 2017

[1]	Under the terms of the San Dimas PMPA, the Company is entitled to an amount equal to 25% of the payable gold production plus an additional amount of gold equal to 25% of the payable silver production converted to gold at a fixed gold to silver exchange ratio of 70:1 from the San Dimas mine. If the average gold to silver price ratio decreases to less than 50:1 or increases to more than 90:1 for a period of 6 months or more, then the “70” shall be revised to “50” or “90”, as the case may be, until such time as the average gold to silver price ratio is between 50:1 to 90:1 for a period of 6 months or more in which event the “70” shall be reinstated. Currently, the fixed gold to silver exchange ratio is 70:1.